Trade payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade Payables
Schedule of trade payables

	12.31.2023	12.31.2022
Third parties in Brazil	3,624	3,497
Third parties abroad	1,176	1,935
Related parties (note 36.1)	13	32
Total	4,813	5,464